ROYCE GIFTSHARES FUND
    Schedule of Investments at December 31, 1995
    COMMON STOCKS - 42.5%
                                                              Value
         Shares                                              (Note 1)
    CONSUMER DURABLES - 9.6%
              2,000 * Aldila, Inc.                             $8,498
                500 * Ethan Allen Interiors Inc.               10,188
                600   Juno Lighting, Inc.                       9,600
                900   Justin Industries, Inc.                   9,900
              1,100 * Lifetime Hoan Corporation                10,175
                                                               48,361

    FINANCIAL - 2.2%
              1,000 + Willis Corroon Group plc                 11,070

    INDUSTRIAL CYCLICALS - 11.8%
                600   P. H. Glatfelter Company                 10,275
              2,000   Kasler Holdings Co.                      13,000
                800   Lilly Industries, Inc. Cl. A             10,200
                400   The Lincoln Electric Company              9,600
                800 * Simpson Manufacturing Co., Inc.          10,800
                100 * Tecumseh Products Company Cl. A           5,175
                                                               59,050

    RETAIL - 6.9%
              1,200 * CATHERINES STORES CORPORATION             9,900
              1,000 * The Dress Barn, Inc.                      9,875
                400   Family Dollar Stores, Inc.                5,500
                700 * Mikasa, Inc.                              9,450
                                                               34,725

    SERVICES - 9.2%
                300   Arnold Industries, Inc.                   5,213
                500   Jenny Craig, Inc.                         4,938
              1,700   Frozen Food Express Industries, Inc.     14,875
                400   Jackpot Enterprises, Inc.                 4,650
                200 * Marshall Industries                       6,425
                700   Sotheby's Holdings, Inc. Cl. A            9,975
                                                               46,076

    TECHNOLOGY - 2.8%
                300 * Exar Corporation                          4,425
                700   Scitex Corporation Limited                9,538
                                                               13,963

   The accompanying notes are an integral part of the financial statements.

                      TOTAL INVESTMENTS  - 42.5%
                        (Cost $212,406)                       213,245
                      CASH AND OTHER ASSETS
                        LESS LIABILITIES - 57.5%              288,594
                      NET ASSETS -1 00.0%                    $501,839

    *Non-income producing.

    +American Depository Receipt.

    Income Tax Information - The cost for federal income tax purposes was $212,406. At December 31, net unrealized apprecation for all securities amounted to $839, consisting of aggregate gross unrealized appreciation of $2,976 and aggregate gross unrealized depreciation of $2,137.



































   The accompanying notes are an integral part of the financial statements.

    ROYCE GIFTSHARES FUND
    Statement of Assets and Liabilities at December 31, 1995

    ASSETS:
    Investments at value (identified cost $212,406)           $213,245
    Cash                                                       501,000
    Deferred organization costs                                 20,000
    Receivable for dividends and interest                           48
         TOTAL ASSETS                                          734,293

    LIABILITIES:
    Payable for investments purchased                          212,406
    Organizational costs payable                                20,000
    Accrued expenses                                                48
         TOTAL LIABILITIES                                     232,454
         NET ASSETS                                           $501,839

    ANALYSIS OF NET ASSETS:
    Net unrealized appreciation on investments                    $839
    Shares of beneficial interest                                  100
    Additional paid-in capital                                 500,900
         NET ASSETS                                           $501,839

    PRICING OF SHARES:
    Net asset value, offering and redemption price per share
       ($501,839  /  100,200 shares outstanding)                 $5.01



    STATEMENT OF CHANGES IN NET ASSETS
                                                           For the period
                                                           December 27,1995
                                                               through
    From Investment Activities:                            December 31,1995
      Net unrealized appreciation on investments                  $839
      Increase in net assets resulting from operations             839
    Dividends and Distributions from:
       Net investment income                                        --
       Net realized gains                                           --
    From Capital Share Transactions:
       Increase in net assets from capital share transactions  500,000
    Increase in Net Assets                                     500,839
    Net Assets:
       Beginning of period                                       1,000
       End of period                                          $501,839







   The accompanying notes are an integral part of the financial statements.

    ROYCE GIFTSHARES FUND
    Statement of Operations for the year ended December 31, 1995
    INVESTMENT INCOME:
    Income:
       Dividend income                                            $48

    Expenses:
       Investment adviser fees                                     86
       Organizational costs                                        48
       Fees waived by investment adviser                          (86)
                Total Expenses                                     48
                Net Investment Income                               0

    REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net unrealized appreciation on investments                    839
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $839



    Financial Highlights

       This table is presented to show selected data for a share outstanding throughout the period, and to assist shareholders in evaluating the Fund's performance.

                                                          For the period
                                                          December 27,1995
                                                               through
                                                          December 31,1995
    Net Asset Value, Beginning of Period                        $5.00
    Income From Investment Operations:
       Net investment income                                       --
       Net realized and unrealized gain on investments           0.01
       Total from investment operations                          0.01
    Dividends and Distributions:
       Net investment income                                       --
       Net realized gain                                           --
                                                                   --
    Net Asset Value, End of Period                              $5.01
    Total Return                                                  0.2%
    Ratios/Supplemental Data:
    Net Assets, End of Period                                $501,839
    Ratio of Expenses to Average Net Assets (a)                  0.70%
    Ratio of Net Investment Loss to Average Net Assets              0%
    Portfolio Turnover Rate                                         0%

    *Annualized.

    (a) Expenses are shown after waivers by the investment adviser. For the period ended December 31, 1995, the expense ratio would have been 1.95%.





   The accompanying notes are an integral part of the financial statements.

ROYCE GIFTSHARES FUND
Notes to Financial Statements

1.  Summary of Significant Accounting Policies:

     Royce GiftShares (the "Fund") is a series of The Royce Fund
(the "Trust"), a diversified open-end management investment company established as a business trust under the laws of Massachusetts The Fund, commenced operations on December 27, 1995.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

a.  Valuation of Investments:

     Securities listed on an exchange or on the Nasdaq National Market System are valued on the basis of the last reported sale prior to the time the valuation is made or, if no sale is reported for such day, at their bid price for exchange-listed securities and at the average of their bid and asked prices for Nasdaq securities. Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

b.   Investment transactions and related investment income:

     Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost for book and tax purposes.

c.   Taxes:

       The Fund intends to qualify as a qualified regulated investment company under Subchapter M of the Internal Revenue Code and is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information".

ROYCE GIFTSHARES FUND
Notes to Financial Statements (continued)


d.   Distributions to shareholders:

     Any dividend and capital gain distributions are recorded on the ex-dividend date and paid annually in December. These distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

e.   Repurchase agreements:

     The Fund may enter into repurchase agreements with respect to its portfolio securities solely with State Street Bank and Trust Company ("SSB&T"), the custodian of its assets. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements are held by SSB&T until maturity of the repurchase agreements. Repurchase agreements could involve certain risks in the event of default or insolvency of SSB&T, including possible delays or restrictions upon the ability of the Fund to dispose of the underlying securities.

f.   Organizational expenses:

     Costs incurred by the Fund in connection with its organization and initial registration of shares of $20,000 have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations.

2.   Investment Adviser:

     Under its investment advisory agreement with Quest Advisory Corp. ("Quest"), Quest voluntarily waived total advisory fees of $86 for the year ended December 31, 1995. The agreement provides for fees equal to 1.25% per annum of the Fund's average total net assets. Such fees are computed daily and are payable monthly to Quest.

3.   Fund Shares:

     The Board of Trustees has authority to issue an unlimited number of shares of beneficial interest of the Fund, with a par value of $.001. Share transactions were as follows:

                            For the period
	               December 27, 1995 through
		           December 31, 1995

			Shares		Amount
Sold........		100,000		$500,000
Issued as reinvested
dividends and
distributions...	   0		   0
Redeemed........	   0		   0

ROYCE GIFTSHARES FUND
Notes to Financial Statements (continued)



4.   Purchases and Sales of Securities:

     For the year ended December 31, 1995, the cost of purchases of portfolio securities, other than short-term securities, amounted to $212,406.

ROYCE GIFTSHARES FUND
Report of Independent Accountants



To the Board of Trustees of The Royce Fund and Shareholders of
Royce GiftShares Fund

     We have audited the accompanying statement of assets and liabilities of Royce GiftShares Fund, including the schedule of investments as of December 31, 1995, the related statement of operations and changes in net assets, and the financial highlights for the period from December 27, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Royce GiftShares Fund as of December 31, 1995, the results of its operations and changes in its net assets, and the financial highlights for the period from December 27, 1995 (commencement of operations) to December 31, 1995, in conformity with generally accepted accounting principles.


                                        COOPERS & LYBRAND L.L.P.





Boston, Massachusetts
February 7, 1996

[ARTICLE] 6
[CIK] 0000709364
[NAME] THE ROYCE FUND
[SERIES]
   [NUMBER] 11
   [NAME] ROYCE GLOBAL SERVICES FUND

[PERIOD-TYPE]                   OTHER
[FISCAL-YEAR-END]                          DEC-31-1995
[PERIOD-END]                               DEC-31-1995
[INVESTMENTS-AT-COST]                           212406
[INVESTMENTS-AT-VALUE]                          213245
[RECEIVABLES]                                       48
[ASSETS-OTHER]                                   20000
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                                  734293
[PAYABLE-FOR-SECURITIES]                        212406
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                        20048
[TOTAL-LIABILITIES]                             501839
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                        500499
[SHARES-COMMON-STOCK]                              501
[SHARES-COMMON-PRIOR]                                0
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                              0
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                           839
[NET-ASSETS]                                    501839
[DIVIDEND-INCOME]                                   48
[INTEREST-INCOME]                                    0
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                      48
[NET-INVESTMENT-INCOME]                              0
[REALIZED-GAINS-CURRENT]                             0
[APPREC-INCREASE-CURRENT]                          839
[NET-CHANGE-FROM-OPS]                              839
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                            0
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                         500000
[NUMBER-OF-SHARES-REDEEMED]                          0
[SHARES-REINVESTED]                                  0
[NET-CHANGE-IN-ASSETS]                          500839
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                            0
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                               86
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                    134
[AVERAGE-NET-ASSETS]                            501839
[PER-SHARE-NAV-BEGIN]                                5
[PER-SHARE-NII]                                      0
[PER-SHARE-GAIN-APPREC]                            .01
[PER-SHARE-DIVIDEND]                                 0
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                               5.01
[EXPENSE-RATIO]                                    .70
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0